Other payables (Tables)	6 Months Ended
Jun. 30, 2023
Other payables
Schedule of other payables

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Holiday pay accrual	643	612
Salary	1,555	2,186
Accrued expenses	1,953	2,228
Foreign currency option - current	427	10
Other	183	131
Total other payables	4,761	5,167